UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-00524

The Dreyfus/Laurel Funds Trust
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	10/31
Date of reporting period:	07/31/18

The following N-Q relates only to the Registrant's series listed below and does not relate to any series of the Registrant with a different fiscal year end and, therefore, different N-Q reporting requirements.  A separate N-Q will be filed for any series with a different fiscal year end, as appropriate.

-Dreyfus Global Equity Income Fund

-Dreyfus International Bond Fund

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Global Equity Income Fund
July 31, 2018 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 97.0%
Australia - 1.1%
Dexus	627,483	[a]	4,691,605
France - 5.3%
Sanofi	100,541		8,737,497
Television Francaise 1	421,099		4,569,418
Total	145,995		9,525,802
			22,832,717
Hong Kong - 1.6%
Link REIT	699,000		6,927,094
India - 2.9%
Infosys, ADR	614,281		12,396,191
Israel - 1.5%
Bank Hapoalim	894,574		6,323,823
Japan - 1.5%
Japan Tobacco	222,800		6,338,746
Netherlands - 2.3%
Royal Dutch Shell, Cl. A	289,766		9,918,290
New Zealand - .4%
Spark New Zealand	634,372		1,675,214
Norway - 1.6%
Orkla	846,753		7,159,095
South Korea - .9%
Macquarie Korea Infrastructure Fund	501,070		4,054,578
Sweden - 1.6%
Hennes & Mauritz, Cl. B	433,761		6,752,089
Switzerland - 8.6%
Nestle	86,148		7,019,948
Novartis	143,386		12,035,970
Roche Holding	36,257		8,897,730
Zurich Insurance Group	29,590		9,101,476
			37,055,124
United Kingdom - 20.8%
BAE Systems	1,275,745		10,926,683
British American Tobacco	122,557		6,753,685
British American Tobacco, ADR	107,621		5,895,478
Centrica	4,729,618		9,226,832
Diageo	397,278		14,599,599
Informa	1,409,074		14,587,634
RELX	491,559		10,672,896
Unilever	212,779		12,158,971

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Shares		Value ($)
Common Stocks - 97.0% (continued)
United Kingdom - 20.8% (continued)
Vodafone Group		1,928,303		4,705,465
				89,527,243
United States - 46.9%
CA		420,043		18,570,101
Cisco Systems		518,067		21,909,053
CMS Energy		157,129		7,595,616
Coty, Cl. A		623,561		8,361,953
Emerson Electric		62,002		4,481,504
Eversource Energy		120,183		7,297,512
Gilead Sciences		147,515		11,481,092
Maxim Integrated Products		230,621		14,100,168
McDonald's		24,670		3,886,512
Merck & Co.		133,610		8,800,891
Omnicom Group		140,591		9,676,878
Paychex		106,181		7,328,613
PepsiCo		123,992		14,259,080
Philip Morris International		88,159		7,608,122
Principal Financial Group		77,920		4,525,594
Procter & Gamble		89,153		7,210,695
QUALCOMM		223,708		14,337,446
Ralph Lauren		111,823		15,093,868
Verizon Communications		91,883		4,744,838
Western Union		518,338		10,449,694
				201,719,230
Total Common Stocks (cost $351,387,445)				417,371,039
	Preferred
	Dividend
	Yield (%)
Preferred Stocks - .8%
South Korea - .8%
Samsung Electronics
(cost $3,542,610)	3.27	106,511		3,655,406
	7-Day
	Yield (%)
Investment Companies - 1.9%
Registered Investment Companies - 1.9%
Dreyfus Institutional Preferred
Government Plus Money Market Fund
(cost $8,010,911)	1.89	8,010,911	[b]	8,010,911

Total Investments (cost $362,940,966)	99.7%	429,037,356
Cash and Receivables (Net)	.3%	1,160,373
Net Assets	100.0%	430,197,729
ADR—American Depository Receipt

[a] Investment in real estate investment trust.
[b] Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the respective investment company’s prospectus.

STATEMENT OF INVESTMENTS
Dreyfus Global Equity Income Fund
July 31, 2018 (Unaudited)

The following is a summary of the inputs used as of July 31, 2018 in valuing the fund’s investments:

		Level 2 - Other		Level 3 -
	Level 1 -	Significant		Significant
	Unadjusted	Observable		Unobservable
	Quoted Prices	Inputs		Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities - Domestic
Common Stocks	201,719,230	-		-	201,719,230
Equity Securities - Foreign Common
Stocks	18,291,669	197,360,140	†	-	215,651,809
Equity Securities - Foreign Preferred
Stocks	-	3,655,406	†	-	3,655,406
Registered Investment Company	8,010,911	-		-	8,010,911

† Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

At July 31, 2018, accumulated net unrealized appreciation on investments was $66,096,390, consisting of $84,127,876 gross unrealized appreciation and $18,031,486 gross unrealized depreciation.

At July 31, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus International Bond Fund
July 31, 2018 (Unaudited)

		Coupon	Maturity	Principal
Description		Rate (%)	Date	Amount ($)	[a]	Value ($)
Bonds and Notes - 93.9%
Argentina - 2.3%
Argentine Government,
Bonds, Ser. POM, Argentine 7-Day
Reference Rate	ARS	32.22	6/21/20	170,980,000	[b]	6,555,429
Argentine Government,
Sr. Unscd. Notes	ARS	5.83	12/31/33	19,957,000	[c]	5,019,278
Argentine Government,
Unscd. Bonds	ARS	3.75	2/8/19	214,000,000		8,873,409
Buenos Aires Province,
Sr. Unscd. Notes		9.13	3/16/24	1,625,000	[d]	1,592,516
City of Buenos Aires,
Unscd. Bonds, 3 Month BADLAR +
3.83%	ARS	27.50	5/31/22	35,000,000	[b]	1,139,431
City of Buenos Aires,
Unscd. Bonds, Ser. 22, 3 Month BADLAR
+ 3.25%	ARS	29.17	3/29/24	68,200,000	[b]	2,083,440
						25,263,503
Australia - .1%
Driver Australia Four Trust,
Ser. 4, Cl. A, 1 Month Bank Bill Swap
Rate + .95%	AUD	2.94	N.A.	306,486	[b,e]	227,997
Driver Australia Three Trust,
Ser. 3, Cl. A, 1 Month Bank Bill Swap
Rate + 1.70%	AUD	3.69	5/21/24	724,884	[b]	542,832
						770,829
Brazil - .7%
Brazilian Government,
Notes, Ser. F	BRL	10.00	1/1/27	26,000,000		6,615,366
Natura Cosmeticos,
Sr. Unscd. Notes		5.38	2/1/23	1,340,000	[d]	1,313,200
						7,928,566
Canada - 3.7%
BMW Canada Auto Trust,
Ser. 2017-1A, Cl. A2	CAD	1.68	5/20/20	3,775,000	[d]	2,888,513
BMW Canada Auto Trust,
Ser. 2018-1A, Cl. A3	CAD	2.82	4/20/23	4,050,000	[d]	3,101,518
Canadian Government,
Bonds	CAD	3.50	12/1/45	9,355,000		8,794,354
Canadian Government,
Bonds	CAD	0.50	12/1/50	5,125,000		3,886,178
Canadian Pacer Auto Receivables Trust,
Ser. 2017-1A, Cl. A4		2.29	1/19/22	1,750,000	[d]	1,721,117

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Description		Rate (%)	Date	Amount ($)	[a]	Value ($)
Bonds and Notes - 93.9% (continued)
Canada - 3.7% (continued)
Cenovus Energy,
Sr. Unscd. Notes		4.25	4/15/27	1,700,000		1,654,232
CNH Capital Canada Receivables Trust,
Ser. 2017-1A, Cl. A2	CAD	1.71	5/15/23	2,829,674	[d]	2,151,996
Ford Auto Securitization Trust,
Ser. 2017-R5A, Cl. A3	CAD	2.38	3/15/23	2,425,000	[d]	1,838,496
Ford Auto Securitization Trust,
Ser. 2018-AA, Cl. A3	CAD	2.71	9/15/23	2,350,000	[d]	1,793,504
Ford Auto Securitization Trust,
Ser. 2018-BA, Cl. A3	CAD	2.84	1/15/24	3,100,000	[d]	2,370,379
GMF Canada Leasing Trust,
Ser. 2016-1A, Cl. A3	CAD	1.83	6/21/21	1,245,199	[d]	957,047
GMF Canada Leasing Trust,
Ser. 2017-1A, Cl. A3	CAD	2.47	9/20/22	1,750,000	[d]	1,339,167
MBARC Credit Canada,
Ser. 2016-AA, Cl. A2	CAD	1.53	6/17/19	919,676	[d]	706,804
MBARC Credit Canada,
Ser. 2016-AA. Cl. A3	CAD	1.72	7/15/21	1,075,000	[d]	825,556
MBARC Credit Canada,
Ser. 2018-AA, Cl. A3	CAD	2.79	1/17/23	3,000,000	[d]	2,303,094
Teck Resources,
Gtd. Notes		6.25	7/15/41	1,150,000		1,204,625
TransCanada PipeLines,
Sr. Unscd. Notes		4.25	5/15/28	2,450,000		2,478,797
						40,015,377
Cayman Islands - .2%
Alibaba Group Holding,
Sr. Unscd. Notes		3.40	12/6/27	965,000		906,529
Tencent Holdings,
Sr. Unscd. Notes		3.60	1/19/28	1,095,000	[f]	1,044,218
						1,950,747
Chile - .4%
Chilean Government,
Bonds	CLP	4.50	3/1/21	2,695,000,000		4,387,042
Colombia - .9%
Colombian Government,
Bonds, Ser. B	COP	10.00	7/24/24	9,603,300,000		3,935,403
Ecopetrol,
Sr. Unscd. Notes		5.88	5/28/45	5,450,000		5,467,712
						9,403,115
France - 4.0%
Credit Agricole,
Sub. Bonds	EUR	2.63	3/17/27	2,050,000		2,479,268
French Government,
Bonds	EUR	0.75	5/25/28	24,425,000		28,785,387

		Coupon	Maturity	Principal
Description		Rate (%)	Date	Amount ($)	[a]	Value ($)
Bonds and Notes - 93.9% (continued)
France - 4.0% (continued)
French Government,
Unscd. Bonds	EUR	2.00	5/25/48	8,975,000		11,513,519
						42,778,174
Germany - 2.5%
Allianz,
Sub. Notes	EUR	5.63	10/17/42	5,400,000		7,475,020
German Government,
Bonds	EUR	2.50	8/15/46	12,500,000		19,807,818
						27,282,838
Ghana - .5%
Ghanaian Government,
Sr. Unscd. Bonds		8.13	1/18/26	1,725,000		1,863,693
Ghanaian Government,
Sr. Unscd. Notes		7.63	5/16/29	3,925,000	[d]	4,064,962
						5,928,655
Greece - .7%
Hellenic Republic,
Bonds	EUR	3.90	1/30/33	7,425,000		8,105,404
Ireland - 1.2%
AerCap Ireland Capital,
Gtd. Notes		4.50	5/15/21	1,775,000		1,806,498
AerCap Ireland Capital,
Gtd. Notes		5.00	10/1/21	725,000		746,560
Irish Government,
Bonds	EUR	2.40	5/15/30	6,370,000		8,513,720
Irish Government,
Bonds	EUR	2.00	2/18/45	1,610,000		2,004,418
						13,071,196
Israel - .5%
Israel Chemicals,
Sr. Unscd. Bonds		6.38	5/31/38	3,300,000		3,302,062
Israeli Government,
Bonds, Ser. 0327	ILS	2.00	3/31/27	6,900,000		1,889,881
						5,191,943
Italy - 5.8%
Intesa Sanpaolo,
Sr. Unscd. Notes	EUR	3.00	1/28/19	3,565,000		4,227,146
Italian Government,
Bonds	EUR	1.25	12/1/26	47,950,000		50,926,872
Italian Government,
Unscd. Bonds	EUR	2.70	3/1/47	7,775,000		8,033,112
						63,187,130
Ivory Coast - .5%
Ivory Coast Government,
Sr. Unscd. Bonds	EUR	5.13	6/15/25	750,000	[d]	902,227

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Description		Rate (%)	Date	Amount ($)	[a]	Value ($)
Bonds and Notes - 93.9% (continued)
Ivory Coast - .5% (continued)
Ivory Coast Government,
Sr. Unscd. Notes	EUR	5.25	3/22/30	4,250,000	[d]	4,849,432
						5,751,659
Japan - 21.4%
Japanese Government,
Sr. Unscd. Bonds, Ser. 156	JPY	0.40	3/20/36	3,545,150,000		31,441,167
Japanese Government,
Sr. Unscd. Bonds, Ser. 21	JPY	0.10	3/10/26	10,172,000,000	[g]	96,762,944
Japanese Government,
Sr. Unscd. Bonds, Ser. 336	JPY	0.50	12/20/24	4,930,550,000		45,675,373
Japanese Government,
Sr. Unscd. Bonds, Ser. 348	JPY	0.10	9/20/27	3,315,000,000		29,846,651
Japanese Government,
Sr. Unscd. Bonds, Ser. 44	JPY	1.70	9/20/44	1,791,800,000		19,932,976
OSCAR US Funding Trust VI,
Ser. 2017-1A, Cl. A2A		2.30	5/11/20	368,946	[d]	368,326
OSCAR US Funding Trust VI,
Ser. 2017-1A, Cl. A4		3.30	5/10/24	1,080,000	[d]	1,079,121
OSCAR US Funding Trust VII,
Ser. 2017-2A Cl. A3		2.45	12/10/21	850,000	[d]	838,483
OSCAR US Funding Trust VII,
Ser. 2017-2A Cl. A4		2.76	12/10/24	1,800,000	[d]	1,766,671
OSCAR US Funding Trust VIII,
Ser. 2018-1A, Cl. A4		3.50	5/12/25	3,200,000	[d]	3,202,694
						230,914,406
Kenya - .5%
Kenyan Government,
Sr. Unscd. Notes		7.25	2/28/28	4,450,000	[d]	4,509,852
Kenyan Government,
Sr. Unscd. Notes		8.25	2/28/48	950,000	[d]	962,303
						5,472,155
Luxembourg - .3%
Altice Financing,
Sr. Scd. Bonds		7.50	5/15/26	1,125,000	[d]	1,098,113
E-Carat,
Ser. 2016-1, Cl. A, 1 Month EURO +
.45%	EUR	0.08	10/18/24	1,411,575	[b]	1,654,417
						2,752,530
Mexico - 1.2%
Mexican Government,
Bonds	MXN	8.00	11/7/47	221,000,000		12,028,820
Petroleos Mexicanos,
Sr. Unscd. Notes		6.35	2/12/48	1,535,000	[d]	1,373,825
						13,402,645
Morocco - .3%
Office Cherifien des Phosphates,
Sr. Unscd. Notes		6.88	4/25/44	2,500,000		2,771,847

		Coupon	Maturity	Principal
Description		Rate (%)	Date	Amount ($)	[a]	Value ($)
Bonds and Notes - 93.9% (continued)
Netherlands - 3.6%
ABN AMRO Bank,
Sub. Notes		4.75	7/28/25	3,900,000	[d]	3,931,598
ABN AMRO Bank,
Sub. Notes	EUR	2.88	1/18/28	1,100,000		1,369,856
Equate Petrochemical,
Gtd. Notes		3.00	3/3/22	490,000		472,742
Globaldrive Auto Receivables,
Ser. 2016-B, Cl. A, 1 Month EURO +
.50%	EUR	0.13	8/20/24	2,672,922	[b]	3,138,075
GTH Finance,
Gtd. Notes		6.25	4/26/20	2,600,000		2,667,140
ING Groep,
Sub. Notes	EUR	3.00	4/11/28	700,000		870,820
Lukoil International Finance,
Gtd. Notes		4.56	4/24/23	3,490,000		3,511,230
Petrobras Global Finance,
Gtd. Notes		5.30	1/27/25	1,900,000	[d]	1,821,625
Petrobras Global Finance,
Gtd. Notes		7.25	3/17/44	3,530,000		3,481,462
Rabobank Nederland,
Sub. Bonds	EUR	2.50	5/26/26	1,816,000		2,219,934
Schaeffler Finance,
Sr. Scd. Notes		4.75	5/15/23	1,125,000	[d]	1,119,375
Teva Pharmaceutical Finance II,
Gtd. Notes	EUR	3.25	4/15/22	2,100,000	[f]	2,566,080
Volkswagen International Finance,
Gtd. Bonds	EUR	3.75	12/31/49	1,800,000		2,221,353
Vonovia Finance,
Gtd. Notes	EUR	1.63	12/15/20	4,100,000		4,966,903
Vonovia Finance,
Gtd. Notes	EUR	3.63	10/8/21	1,575,000		2,036,122
WPC Eurobond,
Gtd. Bonds	EUR	2.25	7/19/24	1,850,000		2,252,382
						38,646,697
New Zealand - 2.5%
New Zealand Government,
Sr. Unscd. Bonds, Ser. 0925	NZD	2.06	9/20/25	35,204,000	[h]	26,866,943
Nigeria - .2%
Nigerian Government,
Sr. Unscd. Notes		6.50	11/28/27	1,050,000	[d]	1,028,750
Nigerian Government,
Sr. Unscd. Notes		7.14	2/23/30	1,325,000	[d]	1,322,966
						2,351,716
Norway - .2%
Norwegian Government,
Bonds, Ser. 474	NOK	3.75	5/25/21	17,145,000	[d]	2,246,606

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Description		Rate (%)	Date	Amount ($)	[a]	Value ($)
Bonds and Notes - 93.9% (continued)
Qatar - .5%
Qatari Government,
Sr. Unscd. Notes		5.10	4/23/48	5,250,000		5,373,385
Romania - .5%
Romanian Government,
Sr. Unscd. Notes	EUR	2.50	2/8/30	4,725,000	[d]	5,344,204
Russia - 2.0%
Russian Government,
Bonds, Ser. 6212	RUB	7.05	1/19/28	648,000,000		10,027,579
Russian Government,
Bonds, Ser. 6215	RUB	7.00	8/16/23	725,000,000		11,464,455
						21,492,034
Saudi Arabia - .8%
Saudi Arabian Government,
Sr. Unscd. Notes		4.63	10/4/47	8,575,000	[f]	8,200,941
Senegal - .7%
Senegalese Government,
Sr. Unscd. Bonds	EUR	4.75	3/13/28	3,715,000	[d]	4,253,071
Senegalese Government,
Sr. Unscd. Bonds	EUR	4.75	3/13/28	2,450,000		2,804,851
Senegalese Government,
Unscd. Notes		6.25	5/23/33	850,000		803,740
						7,861,662
Spain - 3.7%
BBVA Subordinated Capital,
Gtd. Notes	EUR	3.50	4/11/24	2,300,000		2,741,652
Driver Espana,
Ser. 3, Cl. A, 1 Month EURO + 1.05%	EUR	0.68	N.A.	936,061	[b,e]	1,100,550
Santander Issuances,
Gtd. Notes	EUR	2.50	3/18/25	2,800,000		3,340,106
Spanish Government,
Sr. Unscd. Bonds	EUR	2.90	10/31/46	24,000,000		30,821,132
Telefonica Emisiones,
Gtd. Notes	EUR	1.53	1/17/25	1,600,000		1,923,673
						39,927,113
Sri Lanka - .2%
Sri Lankan Government,
Sr. Unscd. Notes		5.75	4/18/23	2,075,000	[d]	2,055,694
Supranational - 3.1%
Asian Development Bank,
Sr. Unscd. Notes	NZD	3.50	5/30/24	3,750,000		2,613,593
European Investment Bank,
Sr. Unscd. Notes	CAD	1.13	9/16/21	2,975,000	[d]	2,201,967
European Investment Bank,
Sr. Unscd. Notes	AUD	2.70	1/12/23	4,600,000		3,420,587
International Bank for Reconstruction &
Development,
Sr. Unscd. Notes	NZD	3.50	1/22/21	18,425,000		12,884,113

		Coupon	Maturity	Principal
Description		Rate (%)	Date	Amount ($)	[a]	Value ($)
Bonds and Notes - 93.9% (continued)
Supranational - 3.1% (continued)
International Finance,
Sr. Unscd. Notes	INR	6.30	11/25/24	96,070,000		1,326,270
Nordic Investment Bank,
Sr. Unscd. Notes	NOK	1.38	7/15/20	85,000,000		10,434,940
West African Development Bank,
Sr. Unscd. Notes		5.00	7/27/27	380,000		369,206
						33,250,676
Switzerland - .2%
Credit Suisse Group,
Sr. Unscd. Notes		4.28	1/9/28	2,700,000	[d]	2,674,225
Thailand - .4%
Thai Government,
Sr. Unscd. Bonds	THB	2.13	12/17/26	135,170,000		3,917,188
Turkey - .4%
Turkish Government,
Sr. Unscd. Notes		5.75	5/11/47	5,445,000		4,263,762
Ukraine - .5%
Ukrainian Government,
Sr. Unscd. Notes		7.38	9/25/32	4,275,000	[d]	3,891,507
Ukrainian Government,
Sr. Unscd. Notes		0.00	5/31/40	1,950,000	[i]	1,231,523
						5,123,030
United Arab Emirates - .5%
Abu Dhabi Crude Oil Pipeline,
Sr. Scd. Bonds		4.60	11/2/47	3,385,000	[d]	3,289,881
DP World,
Sr. Unscd. Notes		6.85	7/2/37	2,250,000		2,657,925
						5,947,806
United Kingdom - 7.6%
Anglo American Capital,
Gtd. Notes		4.50	3/15/28	1,160,000	[d]	1,105,879
Barclays,
Jr. Sub. Bonds		7.88	12/31/49	1,875,000		1,975,792
Barclays,
Sr. Unscd. Notes		4.97	5/16/29	2,925,000		2,943,961
BAT International Finance,
Gtd. Notes	EUR	2.25	1/16/30	2,150,000		2,501,450
Diageo Finance,
Gtd. Notes	EUR	2.38	5/20/26	3,050,000		3,909,616
HSBC Holdings,
Sub. Notes		4.38	11/23/26	1,875,000		1,868,900
INEOS Finance,
Sr. Scd. Bonds	EUR	2.13	11/15/25	970,000	[d]	1,104,405
Lloyds Banking Group,
Sr. Unscd. Notes		3.75	1/11/27	2,225,000		2,114,902
Royal Bank of Scotland Group,
Sr. Unscd. Notes		3.88	9/12/23	8,675,000		8,509,153

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Description		Rate (%)	Date	Amount ($)	[a]	Value ($)
Bonds and Notes - 93.9% (continued)
United Kingdom - 7.6% (continued)
Santander UK Group Holdings,
Sr. Unscd. Notes		3.57	1/10/23	1,975,000		1,934,361
United Kingdom Gilt,
Bonds	GBP	1.50	7/22/47	17,365,000		21,404,252
United Kingdom Gilt,
Unscd. Bonds	GBP	3.50	1/22/45	18,075,000		32,231,686
						81,604,357
United States - 18.2%
Abbott Laboratories,
Sr. Unscd. Notes		3.75	11/30/26	925,000		920,005
AbbVie,
Sr. Unscd. Bonds	EUR	1.38	5/17/24	2,650,000		3,132,329
AMC Networks,
Gtd. Notes		5.00	4/1/24	840,000		830,550
American Homes 4 Rent,
Ser. 2014-SFR3, Cl. A		3.68	12/17/36	1,263,348	[d]	1,264,765
American International Group,
Sr. Unscd. Notes		4.20	4/1/28	1,750,000		1,749,664
AmeriCredit Automobile Receivable
Trust,
Ser. 2016-4, Cl. D		2.74	12/8/22	1,150,000		1,129,158
AmeriCredit Automobile Receivable
Trust,
Ser. 2017-4, Cl. B		2.36	12/19/22	3,300,000		3,237,349
AmeriCredit Automobile Receivable
Trust,
Ser. 2018-1, Cl. C		3.50	1/18/24	2,600,000		2,605,258
AmeriCredit Automobile Receivable
Trust,
Ser. 2018-1, Cl. D		3.82	3/18/24	2,650,000		2,654,909
Amgen,
Sr. Unscd. Notes		4.40	5/1/45	1,075,000		1,062,604
Andeavor Logistics,
Gtd. Notes		3.50	12/1/22	575,000		565,669
Anheuser-Busch InBev Worldwide,
Gtd. Notes		4.00	4/13/28	3,900,000		3,908,290
Bank of America,
Sr. Unscd. Notes		3.37	1/23/26	4,400,000		4,252,310
Bank of America,
Sr. Unscd. Notes		3.97	3/5/29	2,725,000		2,674,642
Bear Stearns Commercial Mortgage
Securities Trust,
Ser. 2005-PWR10, Cl. AJ (Adjustable
Rate Mortgage)		5.78	12/11/40	696,816		739,498
Bear Stearns Commercial Mortgage
Securities Trust,
Ser. 2007-PWR18, Cl. AJ		6.58	6/11/50	474,803		474,266

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	[a]	Value ($)
Bonds and Notes - 93.9% (continued)
United States - 18.2% (continued)
CarMax Auto Owner Trust,
Ser. 2018-1, Cl. D	3.37	7/15/24	365,000		358,185
CCO Holdings,
Sr. Unscd. Notes	5.88	4/1/24	600,000	[d]	612,000
Charter Communications Operating,
Sr. Scd. Notes	5.38	5/1/47	975,000		941,721
Charter Communications Operating,
Sr. Scd. Notes	5.75	4/1/48	1,700,000		1,715,787
Cheniere Energy Partners,
Sr. Scd. Notes	5.25	10/1/25	1,175,000	[d]	1,175,000
Citigroup,
Sr. Unscd. Notes	4.65	7/30/45	2,250,000		2,301,887
Citigroup,
Sub. Bonds	4.40	6/10/25	3,200,000		3,197,288
CLUB Credit Trust,
Ser. 2017-NP1, Cl. A	2.42	9/15/23	1,053,096	[d]	1,050,720
CNH Equipment Trust,
Ser. 2018-A, Cl. A4	3.30	4/15/25	1,300,000		1,300,151
Colony Starwood Homes,
Ser. 2016-2A, Cl. A, 1 Month LIBOR +
1.25%	3.32	12/17/33	4,110,095	[b,d]	4,129,332
COMM Mortgage Trust,
Ser. 2017-DLTA, Cl. A	2.92	8/15/35	3,200,000	[d]	3,210,141
Concho Resources,
Gtd. Notes	3.75	10/1/27	1,075,000		1,033,360
Concho Resources,
Gtd. Notes	4.88	10/1/47	325,000		330,515
Corning,
Sr. Unscd. Notes	4.38	11/15/57	1,725,000		1,525,569
Cox Communications,
Sr. Unscd. Notes	3.35	9/15/26	1,150,000	[d]	1,076,542
CVS Health,
Sr. Unscd. Notes	4.30	3/25/28	3,400,000		3,393,760
Dell Equipment Finance Trust,
Ser. 2017-2, Cl. B	2.47	10/24/22	700,000	[d]	689,639
Dell International,
Sr. Scd. Notes	6.02	6/15/26	2,450,000	[d]	2,590,906
Digital Euro Finco,
Gtd. Bonds	EUR 2.63	4/15/24	1,775,000		2,202,214
Dollar Tree,
Sr. Unscd. Notes	4.00	5/15/25	1,425,000		1,412,873
Dollar Tree,
Sr. Unscd. Notes	4.20	5/15/28	1,000,000		986,341
Drive Auto Receivables Trust,
Ser. 2017-3, Cl. C	2.80	7/15/22	1,825,000		1,818,352
Drive Auto Receivables Trust,
Ser. 2018-1, Cl. C	3.22	3/15/23	4,670,000		4,648,218

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	[a]	Value ($)
Bonds and Notes - 93.9% (continued)
United States - 18.2% (continued)
Drive Auto Receivables Trust,
Ser. 2018-2, Cl. C	3.63	8/15/24	2,750,000		2,759,416
DT Auto Owner Trust,
Ser. 2018-1A, Cl. B	3.04	1/18/22	2,600,000	[d]	2,590,615
DT Auto Owner Trust,
Ser. 2018-2A, Cl. C	3.67	3/15/24	2,625,000	[d]	2,625,710
Duke Energy,
Sr. Unscd. Notes	3.75	9/1/46	2,050,000		1,856,496
Energy Transfer Partners,
Gtd. Notes	4.75	1/15/26	880,000		891,265
Energy Transfer Partners,
Gtd. Notes	4.20	4/15/27	600,000		582,915
Energy Transfer Partners,
Jr. Sub. Notes, Ser. A	6.25	12/31/49	1,080,000		1,025,325
EQT,
Sr. Unscd. Notes	3.00	10/1/22	655,000		630,729
EQT,
Sr. Unscd. Notes	3.90	10/1/27	3,390,000		3,208,146
Exeter Automobile Receivables Trust,
Ser. 2018-1A, Cl. B	2.75	4/15/22	2,200,000	[d]	2,180,945
Exeter Automobile Receivables Trust,
Ser. 2018-3, Cl. B	3.46	10/17/22	3,000,000	[d]	3,002,610
First Data,
Scd. Notes	5.75	1/15/24	595,000	[d]	610,619
Ford Credit Auto Owner Trust,
Ser. 2018-A, Cl. A3	3.03	11/15/22	2,220,000		2,222,787
GAHR Commercial Mortgage Trust,
Ser. 2015-NRF, Cl. EFX	3.49	12/15/34	3,260,000	[d]	3,225,736
General Electric,
Jr. Sub. Debs., Ser. D	5.00	12/29/49	9,550,000		9,393,857
Genesis Energy,
Gtd. Notes	6.50	10/1/25	625,000		607,813
Glencore Funding,
Gtd. Notes	3.00	10/27/22	1,125,000	[d]	1,073,076
GM Financial Automobile Leasing Trust,
Ser. 2018-2, Cl. C	3.50	4/20/22	1,735,000		1,733,101
Goldman Sachs Group,
Sr. Unscd. Notes	3.50	11/16/26	1,765,000		1,677,482
Goldman Sachs Group,
Sr. Unscd. Notes	3.69	6/5/28	1,300,000		1,241,007
Goldman Sachs Group,
Sr. Unscd. Notes	3.81	4/23/29	1,300,000		1,244,714
HCA,
Sr. Scd. Notes	5.50	6/15/47	655,000		622,250
Hertz Fleet Lease Funding,
Ser. 2018-1, Cl. A2	3.23	5/10/32	3,000,000	[d]	3,003,940
Hyatt Hotel Portfolio Trust,
Ser. 2017-HYT2, Cl. B	3.03	8/9/32	3,575,000	[d]	3,577,224

		Coupon	Maturity	Principal
Description		Rate (%)	Date	Amount ($)	[a]	Value ($)
Bonds and Notes - 93.9% (continued)
United States - 18.2% (continued)
Intown Hotel Portfolio Trust,
Ser. 2018-STAY, Cl. A		2.77	1/15/33	1,075,000	[d]	1,075,436
Intown Hotel Portfolio Trust,
Ser. 2018-STAY, Cl. B		3.12	1/15/33	725,000	[d]	725,538
Invitation Homes Trust,
Ser. 2018-SFR3, Cl. A, 1 Month LIBOR +
1.00%		3.07	7/17/37	2,224,058	[b,d]	2,233,363
Keurig Dr Pepper,
Gtd. Notes		4.06	5/25/23	850,000	[d]	856,844
Keurig Dr Pepper,
Gtd. Notes		4.60	5/25/28	1,650,000	[d]	1,683,538
KeyCorp Student Loan Trust,
Ser. 1999-B, Cl. CTFS, 1 Month LIBOR +
.09%		2.84	11/25/36	1,082,685	[b]	1,084,269
Kinder Morgan,
Gtd. Notes		4.30	6/1/25	575,000		579,934
Kinder Morgan,
Gtd. Notes		5.55	6/1/45	900,000		947,981
Kraft Heinz Foods,
Gtd. Notes	EUR	2.25	5/25/28	7,175,000		8,517,516
Kubota Credit Owner Trust,
Ser. 2018-1A, Cl. A4		3.21	1/15/25	5,700,000	[d]	5,697,130
Long Beach Mortgage Loan Trust,
Ser. 2004-1, Cl. M2, 1 Month LIBOR +
8.25%		2.92	2/25/34	475,037	[b]	476,666
OSCAR US Funding Trust V,
Ser. 2016-2A, Cl. A3		2.73	12/15/20	2,400,000	[d]	2,394,336
Prime Security Services Borrower,
Scd. Notes		9.25	5/15/23	373,000	[d]	400,043
Prosper Marketplace Issuance Trust,
Ser. 2017-3A, Cl. A		2.36	11/15/23	1,800,248	[d]	1,793,703
Prudential Financial,
Jr. Sub. Notes		4.50	9/15/47	3,450,000		3,182,625
Reynolds Group Issuer,
Gtd. Notes		7.00	7/15/24	1,095,000	[d]	1,110,741
Santander Drive Auto Receivables Trust,
Ser. 2016-3, Cl. D		2.80	8/15/22	1,150,000		1,134,856
Santander Drive Auto Receivables Trust,
Ser. 2018-1, Cl. C		2.96	3/15/24	2,300,000		2,274,825
Santander Drive Auto Receivables Trust,
Ser. 2018-2, Cl. C		3.35	7/17/23	1,650,000		1,644,440
Santander Drive Auto Receivables Trust,
Ser. 2018-3, Cl. C		3.51	8/15/23	2,575,000		2,573,885
Santander Retail Auto Lease Trust,
Ser. 2017-A, Cl. A4		2.37	1/20/22	1,625,000	[d]	1,601,295
Scientific Games International,
Sr. Unscd. Notes	EUR	5.50	2/15/26	1,050,000	[d]	1,177,471

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Description		Rate (%)	Date	Amount ($)	[a]	Value ($)
Bonds and Notes - 93.9% (continued)
United States - 18.2% (continued)
Springleaf Funding Trust,
Ser. 2016-AA, Cl. A		2.90	11/15/29	3,900,000	[d]	3,886,596
Sprint Communications,
Sr. Unscd. Notes		7.00	8/15/20	1,035,000		1,084,163
Sprint Spectrum,
Sr. Scd. Notes		3.36	9/20/21	284,375	[d]	283,664
Sprint Spectrum,
Sr. Scd. Notes		4.74	9/20/29	2,575,000	[d]	2,561,867
Starwood Waypoint Homes Trust,
Ser. 2017-1, Cl. A, 1 Month LIBOR +
.95%		3.02	1/17/35	4,930,433	[b,d]	4,945,819
Sunoco Logistics Partners Operations,
Gtd. Notes		4.00	10/1/27	1,550,000		1,482,363
Sunoco Logistics Partners Operations,
Gtd. Notes		5.40	10/1/47	500,000		482,401
Targa Resources Partners,
Gtd. Bonds		5.13	2/1/25	595,000		597,975
T-Mobile USA,
Gtd. Notes		6.00	3/1/23	825,000		851,813
Tricon American Homes,
Ser. 2017-SFR2, Cl. A		2.93	1/17/36	2,250,000	[d]	2,163,288
UBS Commercial Mortgage Trust,
Ser. 2017-C1, Cl. A4		3.54	11/15/50	1,975,000		1,930,230
United Technologies,
Sr. Unscd. Bonds	EUR	2.15	5/18/30	1,000,000		1,197,839
Western Gas Partners,
Sr. Unscd. Notes		4.50	3/1/28	700,000		685,316
Western Gas Partners,
Sr. Unscd. Notes		5.30	3/1/48	1,425,000		1,370,438
Westlake Automobile Receivables Trust,
Ser. 2018-1A, Cl. C		2.92	5/15/23	1,375,000	[d]	1,365,150
Westlake Automobile Receivables Trust,
Ser. 2018-2A, Cl. B		3.20	1/16/24	1,350,000	[d]	1,349,012
Westlake Automobile Receivables Trust,
Ser. 2018-2A, Cl. C		3.50	1/16/24	2,650,000	[d]	2,650,594
Zayo Group,
Gtd. Notes		5.75	1/15/27	445,000	[d]	441,663
						196,986,171
Uruguay - .4%
Uruguayan Government,
Sr. Unscd. Bonds	UYU	8.50	3/15/28	75,800,000	[d]	2,175,913
Uruguayan Government,
Sr. Unscd. Notes	UYU	9.88	6/20/22	58,300,000	[d]	1,899,644
						4,075,557
Total Bonds and Notes
(cost $1,037,048,088)						1,014,539,528

Floating Rate Loan Interests - .3%
United States - .3%
Asurion,
Tranche B-2 Term Loan, 3 Month
LIBOR + 6.00%	8.83	7/14/25	1,275,000	[b]	1,295,719
Univar USA,
Term B-3 Loan, 3 Month LIBOR +
2.50%	4.82	7/1/24	1,302,341	[b]	1,307,322
Total Floating Rate Loan Interests
(cost $2,621,032)					2,603,041
Description /Number of	Exercise	Expiration	Notional
Contracts/Counterparty	Price	Date	Amount		Value ($)
Options Purchased - .2%
Call Options - .0%
New Zealand Dollar Cross Currency,
Contracts 11,750,000 Goldman Sachs
International	AUD 1.10	8/2018	11,750,000		3,432
Put Options - .2%
British Pound,
Contracts 7,850,000 Citigroup	1.35	12/2018	7,850,000		92,620
Mexican Peso,
Contracts 10,400,000 Citigroup	20.00	12/2018	10,400,000		676,415
Norwegian Krone Cross Currency,
Contracts 9,300,000 Citigroup	EUR 9,400	10/2018	9,300,000		52,596
Polish Zloty,
Contracts 21,050,000 UBS	3.65	8/2018	21,050,000		159,599
Polish Zloty,
Contracts 21,000,000 JP Morgan Chase
Bank	3.71	10/2018	21,000,000		579,398
Russian Ruble,
Contracts 21,200,000 JP Morgan Chase
Bank	62.00	8/2018	21,200,000		109,704
South African Rand,
Contracts 10,400,000 Citigroup	12.49	12/2018	10,400,000		90,504
South Korean Won,
Contracts 10,650,000 Barclays Bank	1,085	9/2018	10,650,000		33,015
Turkish Lira,
Contracts 20,850,000 Goldman Sachs
International	4.50	11/2018	20,850,000		40,445
Turkish Lira,
Contracts 20,750,000 JP Morgan Chase
Bank	4.60	9/2018	20,750,000		24,116
					1,858,412
Total Options Purchased
(cost $3,183,129)					1,861,844

Short-Term Investments - 1.9%
Nigeria
Nigerian Treasury Bills,
Bills, Ser. 182D	NGN 13.53	8/16/18	1,012,009,000	[j]	2,782,759

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term Investments - 1.9% (continued)
Nigeria (continued)
Nigerian Treasury Bills,
Bills, Ser. 364D	NGN 13.60	8/2/18	492,902,000	[j]	1,360,810
Nigerian Treasury Bills,
Bills, Ser. 364D	NGN 11.65	9/13/18	527,800,000	[j]	1,438,732
Nigerian Treasury Bills,
Bills, Ser. 364D	NGN 11.24	9/20/18	1,089,147,000	[j]	2,962,444
Nigerian Treasury Bills,
Bills, Ser. 364D	NGN 10.80	10/18/18	196,000,000	[j]	528,442
					9,073,187
United States
U.S. Treasury Bills	1.79	8/2/18	5,890,000	[k]	5,889,706
U.S. Treasury Bills	2.07	1/3/19	6,020,000		5,965,666
					11,855,372
Total Short-Term Investments
(cost $20,960,958)					20,928,559
	7-Day
Description	Yield (%)		Shares		Value ($)
Other Investment - 1.5%
Registered Investment Company;
Dreyfus Institutional Preferred
Government Plus Money Market Fund
(cost $16,482,782)	1.89		16,482,782	[l]	16,482,782

Investment of Cash Collateral for Securities Loaned - 1.1%
Registered Investment Company;
Dreyfus Institutional Preferred
Government Money Market Fund,
Institutional Shares
(cost $12,039,789)	1.87		12,039,789	[l]	12,039,789

Total Investments (cost $1,092,335,778)	98.9%	1,068,455,543
Cash and Receivables (Net)	1.1%	12,010,767
Net Assets	100.0%	1,080,466,310

BADLAR—Buenos Aires Interbank Offer Rate
GDP—Gross Domestic Product
LIBOR—London Interbank Offered Rate

ARS—Argentine Peso
AUD—Australian Dollar
BRL—Brazilian Real
CAD—Canadian Dollar
CLP—Chilean Peso
COP—Colombian Peso
EUR—Euro
GBP—British Pound
ILS—Israeli Shekel
INR—Indian Rupee
JPY—Japanese Yen
MXN—Mexican Peso
NOK—Norwegian Krone
NZD—New Zealand Dollar
RUB—Russian Ruble
THB—Thai Baht
UYU—Uruguayan Peso

[a] Amount stated in U.S. Dollars unless otherwise noted above.
[b] Variable rate security—rate shown is the interest rate in effect at period end.
[c] Principal amount for accrual purposes is periodically adjusted based on changes in the Argentine Consumer Price Index.
[d] Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2018, these securities were valued at
$169,472,837 or 15.69% of net assets.
[e] These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by
U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
[f] Security, or portion thereof, on loan. At July 31, 2018, the value of the fund’s securities on loan was $11,582,606 and the value of the collateral held by the fund was $12,039,790, consisting of cash collateral of $12,039,789 and U.S. Government & Agency securities valued at $1.
[g] Principal amount for accrual purposes is periodically adjusted based on changes in the Japanese Consumer Price Index.
[h] Principal amount for accrual purposes is periodically adjusted based on changes in the New Zealand Consumer Price Index.
[i] Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
[j] Security is a discount security. Income is recognized through the accretion of discount.
[k] Held by a counterparty for open exchange traded derivative contracts.
[l] Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the respective investment company’s prospectus.

STATEMENT OF INVESTMENTS
Dreyfus International Bond Fund
July 31, 2018 (Unaudited)

The following is a summary of the inputs used as of July 31, 2018 in valuing the fund’s investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
	Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Asset-Backed	-	94,904,431	-	94,904,431
Commercial Mortgage-
Backed	-	41,442,223	-	41,442,223
Corporate Bonds	-	216,379,235	-	216,379,235
Floating Rate Loan Interests	-	2,603,041	-	2,603,041
Foreign Government	-	670,886,826	-	670,886,826
Registered Investment
Companies	28,522,571	-	-	28,522,571
U.S. Treasury	-	11,855,372	-	11,855,372
Other Financial Instruments:
Futures†	754,193	-	-	754,193
Forward Foreign Currency
Exchange Contracts †	-	6,103,499	-	6,103,499
Options Purchased	-	1,861,844	-	1,861,844
Swaps†	-	10,154,223	-	10,154,223

Liabilities ($)
Other Financial Instruments:
Futures†	(152,943)	-	-	(152,943)
Forward Foreign Currency
Exchange Contracts†	-	(4,974,673)	-	(4,974,673)
Options Written	-	(77,983)	-	(77,983)
Swaps†	-	(1,252,656)	-	(1,252,656)

† Amount shown represents unrealized appreciation (depreciation) at period end.

STATEMENT OF FUTURES
Dreyfus International Bond Fund
July 31, 2018 (Unaudited)

					Unrealized
	Number of		Notional		Appreciation
Description	Contracts	Expiration	Value ($)	Value ($)	(Depreciation) ($)
Futures Long
Australian 10 Year Bond	134	9/2018	12,698,577 [a]	12,863,381	164,804
Australian 3 Year Bond	860	9/2018	70,868,339 [a]	71,082,103	213,764
Euro BTP Italian
Government Bond	84	9/2018	12,311,539 [a]	12,504,034	192,495
Euro-Bobl	19	9/2018	2,925,633 [a]	2,924,051	(1,582)
Japanese 10 Year Bond	12	9/2018	16,185,104 [a]	16,172,070	(13,034)
Futures Short
Canadian 10 Year Bond	566	9/2018	(58,677,703)[a]	(58,638,444)	39,259
Euro 30 Year Bond	23	9/2018	(4,701,774)[a]	(4,722,748)	(20,974)
Euro-Bond	204	9/2018	(38,454,943)[a]	(38,544,306)	(89,363)
U.S. Treasury 10 Year
Notes	122	9/2018	(14,638,425)	(14,569,469)	68,956
U.S. Treasury Long Bond	110	9/2018	(15,801,478)	(15,726,563)	74,915
U.S. Treasury Ultra Long
Bond	40	9/2018	(6,258,735)	(6,276,250)	(17,515)
Ultra 10 Year U. S.
Treasury Notes	92	9/2018	(11,683,588)	(11,694,063)	(10,475)
Gross Unrealized Appreciation					754,193
Gross Unrealized Depreciation					(152,943)

[a] Notional amounts in foreign currency have been converted to USD using relevant foreign exchange rates.
See notes to financial statements.

STATEMENT OF OPTIONS WRITTEN
Dreyfus International Bond Fund
July 31, 2018 (Unaudited)

Description/ Expiration Date/		Number of	Notional
Exercise Price	Counterparty	Contracts	Amount [a]		Value ($)
Call Options:
Norwegian Krone Cross Currency
October 2018 @ NOK 9.8	Citigroup	9,300,000	9,300,000	EUR	(48,217)
South Korean Won
September 2018 @ 1,150	Barclays Bank	10,650,000	10,650,000		(29,765)
Put Options:
New Zealand Dollar Cross
Currency	Goldman Sachs
August 2018 @ NZD 1.06	International	11,750,000	11,750,000	AUD	(1)
Total Options Written
(premiums received $231,365)					(77,983)

a Notional amount stated in U.S. Dollars unless otherwise indicated.

AUD—Australian Dollar
EUR—Euro
See notes to financial statements.

STATEMENT OF FOWARD FOREIGN CURRENCY EXCHANGE
CONTRACTS
Dreyfus International Bond Fund
July 31, 2018 (Unaudited)

Counterparty/	Purchased		Sold		Unrealized
Purchased	Currency	Currency	Currency	Settlement	Appreciation
Currency	Amounts	Sold	Amounts	Date	(Depreciation)($)
Bank of America
		United States
Argentine Peso	87,605,000	Dollar	3,238,344	8/31/18	(144,146)
Barclays Bank
		United States
Swiss Franc	11,115,000	Dollar	11,111,558	8/31/18	144,856
Mexican New		United States
Peso	129,620,000	Dollar	6,940,184	9/12/18	(36,547)
		United States
Singapore Dollar	33,705,000	Dollar	24,868,299	9/12/18	(90,160)
United States		Mexican New
Dollar	6,986,752	Peso	129,618,227	8/2/18	32,145
United States
Dollar	42,686,857	Taiwan Dollar	1,283,470,000	9/12/18	655,714
Citigroup
		United States
Argentine Peso	72,050,000	Dollar	2,685,426	8/31/18	(140,629)
		United States
Brazilian Real	19,830,000	Dollar	5,176,194	8/2/18	105,970
		United States
Canadian Dollar	15,440,000	Dollar	11,749,040	8/31/18	127,055
		United States
Czech Koruna	529,680,000	Dollar	23,944,668	9/12/18	316,286
		United States
Euro	2,780,000	Dollar	3,258,398	8/31/18	348
United States
Dollar	22,572,192	Brazilian Real	87,000,000	10/2/18	(451,995)
United States		Mexican New
Dollar	12,252,989	Peso	257,575,000	9/12/18	(1,465,605)
United States
Dollar	8,817,874	Russian Ruble	566,350,000	9/12/18	(203,064)
Goldman Sachs International
		United States
Argentine Peso	36,540,000	Dollar	1,338,461	8/31/18	(47,873)
		United States
British Pound	48,935,000	Dollar	64,190,486	8/31/18	127,517
		United States
Japanese Yen	17,004,185,000	Dollar	150,954,419	8/31/18	1,453,723
		United States
Polish Zloty	14,895,000	Dollar	4,002,485	9/12/18	75,720
United States
Dollar	5,345,734	Brazilian Real	19,830,000	8/2/18	63,570
United States
Dollar	6,764,211	Euro	5,770,000	8/31/18	555

STATEMENT OF FOWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
(Unaudited) (continued)

Counterparty/	Purchased		Sold		Unrealized
Purchased	Currency	Currency	Currency	Settlement	Appreciation
Currency	Amounts	Sold	Amounts	Date	(Depreciation)($)
Goldman Sachs International (continued)
United States		New Zealand
Dollar	49,549,872	Dollar	73,775,000	8/31/18	(732,980)
HSBC
		United States
Australian Dollar	41,825,000	Dollar	31,025,575	8/31/18	53,787
		United States
Israeli Shekel	5,570,000	Dollar	1,545,205	9/12/18	(23,903)
Mexican New		United States
Peso	215,000,000	Dollar	10,582,167	9/12/18	868,858
		United States
Norwegian Krone	167,865,000	Dollar	20,357,711	8/31/18	250,632
United States
Dollar	15,211,532	Romanian Leu	61,520,000	9/12/18	(317,078)
JP Morgan Chase Bank
		United States
Czech Koruna	455,665,000	Dollar	20,583,836	9/12/18	287,006
		United States
Euro	85,155,000	Dollar	99,904,543	8/31/18	(84,931)
Indonesian		United States
Rupiah	382,832,320,000	Dollar	26,610,373	9/13/18	(202,134)
		United States
Indian Rupee	544,970,000	Dollar	7,908,890	9/12/18	(5,362)
South Korean		United States
Won	25,535,725,000	Dollar	22,984,451	9/12/18	(134,781)
		United States
Polish Zloty	40,000,000	Dollar	10,759,485	9/12/18	192,391
		United States
Russian Ruble	675,000,000	Dollar	10,443,097	9/12/18	308,441
		United States
Swedish Krona	96,000,000	Dollar	11,005,271	8/31/18	(59,966)
		United States
Thai Baht	49,710,000	Dollar	1,523,025	9/12/18	(27,339)
United States
Dollar	5,364,043	Argentine Peso	144,510,000	8/31/18	259,967
United States		Hong Kong
Dollar	10,398,787	Dollars	81,000,000	4/10/19	30,339
United States
Dollar	18,479,669 Hungarian Forint		5,146,865,000	9/12/18	(338,418)
United States
Dollar	32,116,528	Philippine Peso	1,728,640,000	9/12/18	(369,072)
United States
Dollar	8,691,163	Romanian Leu	34,510,000	9/12/18	(19,701)
UBS
		United States
Colombian Peso	16,555,210,000	Dollar	5,717,052	9/12/18	(415)
		United States
Euro	9,322,994	Dollar	10,912,752	8/1/18	(10,960)
		United States
Malaysian Ringgit	23,115,000	Dollar	5,746,426	9/12/18	(67,614)

Counterparty/	Purchased		Sold		Unrealized
Purchased	Currency	Currency	Currency	Settlement	Appreciation
Currency	Amounts	Sold	Amounts	Date	(Depreciation)($)
UBS (continued)
		United States
Swedish Krona	405,095,000	Dollar	45,472,225	8/31/18	714,110
United States
Dollar	4,165,322	Chilean Peso	2,637,690,000	9/12/18	26,678
United States
Dollar	10,932,836	Euro	9,320,000	8/31/18	7,831
Gross Unrealized Appreciation					6,103,499
Gross Unrealized Depreciation					(4,974,673)

See notes to financial statements.

STATEMENT OF SWAP AGREEMENTS
Dreyfus International Bond Fund
July 31, 2018 (Unaudited)

Centrally Cleared Interest Rate Swaps
				Unrealized
Notional	Currency/	(Pay) Receive		Appreciation
Amount†	Floating Rate	Fixed Rate (%)	Expiration	(Depreciation) ($)
	USD - 3 Month
87,800,000	LIBOR	(2.36)	11/29/2027	4,796,469
	USD - 6 Month
26,600,000	LIBOR	(2.48)	1/10/2021	274,554
	USD - 3 Month
18,100,000	LIBOR	(1.79)	10/3/2046	4,397,731
	NZD - 3 Month Bank
16,470,000	Bill	(3.21)	3/19/2028	(292,140)
	GBP - 6 Month
35,350,000	LIBOR	(1.08)	12/12/2022	497,823
	NZD - 3 Month Bank
21,960,000	Bill	(3.21)	3/20/2028	(389,238)
	USD - 6 Month
60,000,000	LIBOR	(2.82)	4/19/2023	(26,150)
	GBP - 6 Month
35,500,000	LIBOR	(1.55)	7/11/2028	187,646
	JPY - 6 Month
2,000,000,000	LIBOR	0.08	11/4/2026	(255,824)
	EUR - 6 Month
111,000,000	EURIBOR	0.26	6/22/2023	(289,304)
Gross Unrealized Appreciation				10,154,223
Gross Unrealized Depreciation				(1,252,656)

EUR—Euro
EURIBOR—Euro Interbank Offered Rate
GBP—British Pound
JPY—Japanese Yen
LIBOR—London Interbank Offered Rate
NZD—New Zealand Dollar
USD—United States Dollar
† Clearing House-Chicago Mercantile Exchange or LCH (Clearing)
See notes to financial statements.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in securities, excluding short-term investments (other than U.S. Treasury Bills), options and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by an independent pricing service (the “Service”) approved by the Board Members (“Board”) Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the

NOTES

Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Investments in swap transactions are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

NOTES

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at July 31, 2018 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

Options Transactions: The fund purchases and writes (sells) put and call options to hedge against changes in the values of foreign currencies, or as a substitute for an investment. The fund is subject to market risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying financial instrument at the exercise price at

NOTES

any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying financial instrument at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument decreases between those dates. The maximum payout for those contracts is limited to the number of put option contracts written and the related strike prices, respectively.

As a writer of an option, the fund has no control over whether the underlying financial instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the financial instrument underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received. The Statement of Operations reflects any unrealized gains or losses which occurred during the period as well as any realized gains or losses which occurred upon the expiration or closing of the option transaction.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund

NOTES

and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

Swap Agreements: The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. Swap agreements are privately negotiated in the OTC market or centrally cleared. The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.

For OTC swaps, the fund accrues for interim payments on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap agreements in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as a realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swap agreements in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the agreement’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date.

Fluctuations in the value of swap agreements are recorded for financial statement purposes as unrealized appreciation or depreciation on swap agreements.

Interest Rate Swaps: Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. The fund may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate on a notional principal amount. The net interest received or paid on interest rate swap agreements is included within realized gain (loss) on swap agreements in the Statement of Operations. Interest rate swap agreements are subject to general market risk, liquidity risk, counterparty risk and interest rate risk.

For OTC swaps, the fund’s maximum risk of loss from counterparty risk is the discounted value of the cash flows to be received from the counterparty over the agreement’s remaining life, to the extent that the amount is positive. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. Interest rate swaps open at July 31, 2018 are set forth in the Statement of Swap Agreements.

At July 31, 2018, accumulated net unrealized depreciation on investments was $23,726,853, consisting of $12,981,499 gross unrealized appreciation and $36,708,352 gross unrealized depreciation.

NOTES

At July 31, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus/Laurel Funds Trust

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    September 17, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    September 17, 2018

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    September 17, 2018

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)